Prepayments and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Details) ¥ in Thousands, $ in Thousands		Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)
Schedule of Prepaid Expenses and Other Current Assets [Abstract]
Receivables from third party payment platforms (i)	[1]	¥ 63,509		¥ 94,138
Prepayments for promotion fees		43,276		67,163
Deposits		20,356		5,101
Receivables from financial institutions security account(ii)	[2]	19,849		11,972
Receivables from ESOP platform for share option exercise Proceeds (on behalf of employees)		18,145		251
Prepaid input value-added tax(iii)	[3]	12,671		12,358
Prepaid other service fees		10,186		21,122
Prepayments for products procurement		6,532		974
Receivable from an issuer of matured structured notes				58,213
Others		8,375		4,257
Total		¥ 202,899	$ 28,322	¥ 275,549

[1]	Receivables from third-party payment platforms represents the considerations received and held by the third-party payment platforms relating to online learning business, pop toy business and consumer business. The Group subsequently transferred the full receivables from the third-party payment platforms to its bank accounts.
[2]	Receivables from financial institutions security account consists of deposit in financial institutions security account for share repurchase purposes.
[3]	Prepaid input value-added tax consists of VAT input that is expected to offset with VAT output tax.